Income Taxes - Summary Of Open Tax years By Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2021
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Foreign Tax Authority [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2016
Foreign Tax Authority [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020